Net Income Per Share	12 Months Ended
Dec. 31, 2012
Net Income Per Share
24.	NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the years indicated:

	Years ended December 31,
	2010	2011	2012

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic	$27,840	$27,127	$(3,294)
Convertible Notes interest	1	—	—
Change in fair value of derivatives embedded in Convertible Notes	(1,280)	—	—

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited (numerator), diluted	$26,561	$27,127	$(3,294)

Shares (denominator):
Weighted average ordinary shares outstanding	732,784,822	794,003,193	794,003,193
Effect of dilutive securities:
Weighted average shares from assumed vest of nonvested shares	7,080	—	—
Weighted average shares from the Convertible Notes, if converted	63,051,703	—	—

Weighted average shares used in computing diluted net income per share	795,843,605	794,003,193	794,003,193

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited per share, basic	$0.04	$0.03	$(0.00)

Net income (loss) attributable to China Techfaith Wireless Communication Technology Limited per share, diluted	$0.03	$0.03	$(0.00)

The Group had securities outstanding which could potentially dilute basic net income per share in the future, but were excluded from the computation of diluted net income per share as their effects would have been anti-dilutive. Such securities consisted of 131,636, 38,801,636 and 35,801,636 options outstanding as of December 31, 2010, 2011 and 2012, respectively.